UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number       811-21650
                                   --------------------------------


                              ASA (Bermuda) Limited
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

11 Summer Street, 4th Floor, Buffalo, New York                14209-2256
--------------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip Code)

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245
-------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:      (716) 883-2428
                                                   -----------------------------


Date of fiscal year end:   November 30, 2006
                        --------------------------------------------------------


Date of reporting period:  August 31, 2006
                         -------------------------------------------------------

Item 1.  Schedule of Investments

ASA (BERMUDA) LIMITED
UNAUDITED SCHEDULE OF INVESTMENTS
AUGUST 31, 2006
--------------------------------------------------------------------------------
                                            Number of      Market     Percent of
Name of Company                               Shares        Value     Net Assets
--------------------------------------------------------------------------------
ORDINARY SHARES OF GOLD MINING COMPANIES

AUSTRALIA
Newcrest Mining Limited - ADRs              3,000,000   $ 44,676,450     6.6%
--------------------------------------------------------------------------------
CANADA
Barrick Gold Corporation                      925,000     30,969,000     4.5
Goldcorp Inc.                                 900,000     24,894,000     3.7
Meridian Gold Inc.(1)                         600,000     17,844,000     2.6
--------------------------------------------------------------------------------
                                                          73,707,000    10.8
--------------------------------------------------------------------------------
CHANNEL ISLANDS
Randgold Resources Limited - ADRs(1)          900,000     20,196,000     3.0
--------------------------------------------------------------------------------
PERU
Compania de Minas Buenaventura - ADRs         900,000     25,155,000     3.7
--------------------------------------------------------------------------------
SOUTH AFRICA
AngloGold Ashanti Limited                   2,245,894    103,603,090    15.2
Gold Fields Limited                         8,359,977    166,196,343    24.4
Harmony Gold Mining Company Limited(1)        292,459      4,021,311     0.6
Harmony Gold Mining Company
  Limited - ADRs(1)                         2,166,400     29,788,000     4.4
--------------------------------------------------------------------------------
                                                         303,608,744    44.5
--------------------------------------------------------------------------------
UNITED STATES
Newmont Mining Corporation                    520,368     26,668,860     3.9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total gold mining companies
  (Cost $140,482,378)                                    494,012,054    72.5
--------------------------------------------------------------------------------
ORDINARY SHARES OF OTHER MINING COMPANIES

SOUTH AFRICA
Anglo Platinum Limited                        520,100     58,373,264     8.6
Impala Platinum Holdings Limited              215,300     39,924,644     5.9
--------------------------------------------------------------------------------
                                                          98,297,908    14.4
--------------------------------------------------------------------------------
UNITED KINGDOM
Anglo American plc                          1,280,000     55,388,815     8.1
Lonmin PLC - ADRs                             450,000     23,072,324     3.4
--------------------------------------------------------------------------------
                                                          78,461,139    11.5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total other mining companies
  (Cost $25,909,431)                                     176,759,047    25.9
--------------------------------------------------------------------------------
Total Investments (Cost $166,391,809)(2)                 670,771,102    98.5
Cash and other assets less liabilities                    10,790,033     1.5
--------------------------------------------------------------------------------
Total Net Assets                                        $681,561,135   100.0%
================================================================================

(1)   Non-income producing security

(2) Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2006 were $504,840,108 and $460,815 respectively, resulting in net unrealized appreciation on investments of $504,379,293.

ADR - American Depository Receipt

There is no assurance that the valuations at which the Company's investments are carried could be realized upon sale.

Item 2.  Controls and Procedures.

      (a) The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

            The certification required by Rule 30a-2(a) under the Act is attached hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        ASA (Bermuda) Limited

                     By /s/ Robert J.A. Irwin
                        ------------------------------------
                                Robert J.A. Irwin
                        Chairman of the Board, President and Treasurer

Date:    September 28, 2006




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.


                     By /s/ Robert J.A. Irwin
                        ------------------------------------
                                Robert J.A. Irwin
                        Chairman of the Board, President and Treasurer (Principal Executive Officer and
                        Principal Financial Officer)

Date:    September 28, 2006